Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Janus Detroit Street Trust
Entity Central Index Key	0001500604
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000165025
Shareholder Report [Line Items]
Fund Name	Janus Henderson Small/Mid Cap Growth Alpha ETF
Class Name	ETF
Trading Symbol	JSMD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Small/Mid Cap Growth Alpha ETF ("Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-668-0434
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Small/Mid Cap Growth Alpha ETF	$33	0.30%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the one-year period ending October 31, 2025, the Janus Henderson Small/Mid Cap Growth Alpha ETF returned 17.58%. Its broad-based benchmark, the Russell 3000® Index, returned 20.81%. Its performance benchmark, the Russell 2500TM Growth Index, returned 15.78%. Its additional benchmark, the Russell 2000® Growth Index, returned 18.81%. Its additional benchmark, the Janus Henderson Small/Mid Cap Growth Alpha Index, returned 13.83%.

TOP CONTRIBUTORS TO PERFORMANCE

Stock selection in the information technology and consumer discretionary sectors aided returns relative to the Russell 2500TM Growth Index. Among individual holdings, relative contributors included AppLovin, the developer of a mobile marketing platform that utilizes artificial intelligence (AI). The company’s strong second quarter earnings growth gave investors increased confidence in its business model. Consumer finance company SoFi Technologies was also a contributor as the stock rose on strong financial performance and guidance. Investors have also been excited about the company’s new cryptocurrency trading service.

TOP DETRACTORS FROM PERFORMANCE

Stock selection and an overweight in the communication services sector detracted from returns relative to the Russell 2500TM Growth Index. An overweight in the financials sector also weighed on results. Relative performance was hindered by a lack of exposure to several stocks that were strong performers for the benchmark. The portfolio’s underweight position in Astera Labs also detracted. Shares of this fabless semiconductor company rose early in the year on excitement over its connectivity solutions for cloud and AI infrastructure. An overweight position in electric utility NRG Energy also detracted as shares faced headwinds because of regulatory uncertainty, operational challenges, and higher capital expenditures that negatively impacted earnings.

Line Graph [Table Text Block]
	Janus Henderson Small/Mid Cap Growth Alpha ETF - NAV 35,298	Russell 3000® Index - $40,557	Russell 2000® Growth Index - $29,385	Russell 2500™ Growth Index - $31,475	Janus Henderson Small/Mid Cap Growth Alpha Index - $35,239
2/23/16	10,000	10,000	10,000	10,000	10,000
10/16	11,659.976153	11,321.582673	11,639.876332	11,445.18142	11,706
10/17	14,940.858267	14,036.432786	15,247.790748	14,886.706093	15,058
10/18	16,639.500837	14,962.271074	15,877.884927	15,708.041231	16,835
10/19	18,070.645741	16,980.636591	16,894.242177	17,557.044984	18,354
10/20	21,506.765079	18,703.845365	19,152.60713	21,368.214169	21,924
10/21	27,917.419471	26,914.679476	26,517.437258	29,301.137776	28,540
10/22	21,887.755361	22,468.979616	19,616.986961	21,278.305981	22,435
10/23	22,822.113388	24,351.910645	18,120.575705	20,256.296574	23,461
10/24	30,021.102189	33,570.372603	24,732.862907	27,185.136473	30,958
10/25	35,298.067093	40,557.213963	29,384.583483	31,475.2324	35,239

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	Since Inception (2/23/16)
Janus Henderson Small/Mid Cap Growth Alpha ETF - NAV	17.58%	10.42%	13.90%
Russell 3000® Index	20.81%	16.74%	15.55%
Russell 2000® Growth Index	18.81%	8.94%	11.77%
Russell 2500™ Growth Index	15.78%	8.05%	12.57%
Janus Henderson Small/Mid Cap Growth Alpha IndexFootnote Reference^	13.83%	9.96%	13.79%

Performance Inception Date	Feb. 23, 2016
AssetsNet	$ 752,000,000
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 1,500,000
InvestmentCompanyPortfolioTurnover	197.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net assets (Millions)	$752
Number of portfolio holdings	109
Total investment advisory fee paid (Millions)	$1.5
Portfolio turnover rate	197%

Holdings [Text Block]
Medpace Holdings, Inc.	3.0
BWX Technologies, Inc.	2.8
Sanmina Corp.	2.4
Frontdoor, Inc.	2.3
Jabil, Inc.	2.2
Common Stocks	100.0
Investments Purchased with Cash Collateral from Securities Lending	2.3
Investment Companies	0.0
Others	(2.3)

Material Fund Change [Text Block]

What material changes have occurred since the beginning of the fiscal year?

Effective May 12, 2025, the Fund repositioned to shift its focus from utilizing a passive strategy that seeks investment results that correspond generally, before fees and expenses, to the performance of the Fund’s underlying index to an active, systematic strategy designed to select equity securities of small cap growth companies using a proprietary quantitative methodology. Performance prior to May 12, 2025, reflects the Fund’s former strategy, and its performance may have differed if the Fund’s current strategy had been in place.

Updated Prospectus Phone Number	1-800-668-0434
C000165024
Shareholder Report [Line Items]
Fund Name	Janus Henderson Small Cap Growth Alpha ETF
Class Name	ETF
Trading Symbol	JSML
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Small Cap Growth Alpha ETF ("Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-668-0434
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Small Cap Growth Alpha ETF	$33	0.30%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the one-year period ending October 31, 2025, the Janus Henderson Small Cap Growth Alpha ETF returned 17.80%. Its broad-based benchmark, the Russell 3000® Index, returned 20.81%. Its performance benchmark, the Russell 2000® Growth Index, returned 18.81%. Its additional benchmark, the Janus Henderson Small Cap Growth Alpha Index, returned 10.06%.

TOP CONTRIBUTORS TO PERFORMANCE

Stock selection in the healthcare and energy sectors contributed to performance relative to the Russell 2000® Growth Index. Among individual holdings, relative contributors included Centrus Energy, a supplier of nuclear fuel to power plants, the federal government, and the national security complex. The stock rose on anticipation for increased government support for U.S. nuclear production. Hims & Hers Health, another contributor, provides a telehealth platform that connects consumers to licensed healthcare professionals. It has experienced strong subscriber and revenue growth, aided by its shift to personalized treatment plans.

TOP DETRACTORS FROM PERFORMANCE

Stock selection in the information technology and communication services sectors hindered performance relative to the Russell 2000® Growth Index. Relative detractors included Amphastar Pharmaceuticals, which has faced increased competition and margin pressures in key product areas. An underweight position in Credo Technology Group also detracted as the stock was a strong performer for the Index. CREDO has experienced strong demand for its high-speed connectivity and optical solutions, tied in part to advancements in artificial intelligence infrastructure.

Line Graph [Table Text Block]
	Janus Henderson Small Cap Growth Alpha ETF - NAV 31,821	Russell 3000® Index - $40,557	Russell 2000® Growth Index - $29,385	Janus Henderson Small Cap Growth Alpha Index - $30,504
2/23/16	10,000	10,000	10,000	10,000
10/16	11,354.077645	11,321.58	11,639.876332	11,397
10/17	14,626.297854	14,036.43	15,247.790748	14,717
10/18	16,164.393383	14,962.27	15,877.884927	16,253
10/19	17,689.357706	16,980.64	16,894.242177	17,892
10/20	19,774.578537	18,703.85	19,152.60713	20,077
10/21	27,743.094127	26,914.68	26,517.437258	28,227
10/22	19,666.804507	22,468.98	19,616.986961	20,065
10/23	20,102.170111	24,351.91	18,120.575705	20,569
10/24	27,012.372646	33,570.372603	24,732.862907	27,717
10/25	31,821.448057	40,557.213963	29,384.583483	30,504

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	Since Inception (2/23/16)
Janus Henderson Small Cap Growth Alpha ETF - NAV	17.80%	9.98%	12.69%
Russell 3000® Index	20.81%	16.74%	15.55%
Russell 2000® Growth Index	18.81%	8.94%	11.77%
Janus Henderson Small Cap Growth Alpha IndexFootnote Reference^	10.06%	8.72%	12.08%

Performance Inception Date	Feb. 23, 2016
AssetsNet	$ 247,000,000
Holdings Count | Holding	116
Advisory Fees Paid, Amount	$ 700,000
InvestmentCompanyPortfolioTurnover	170.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net assets (Millions)	$247
Number of portfolio holdings	116
Total investment advisory fee paid (Millions)	$0.7
Portfolio turnover rate	170%

Holdings [Text Block]
Sterling Infrastructure, Inc.	3.1
Primoris Services Corp.	2.9
Centrus Energy Corp.	2.2
Napco Security Technologies, Inc.	2.2
Aurinia Pharmaceuticals, Inc.	2.2
Common Stocks	100.0
Investments Purchased with Cash Collateral from Securities Lending	3.0
Investment Companies	0.0
Others	(3.0)

Material Fund Change [Text Block]

What material changes have occurred since the beginning of the fiscal year?

Effective May 12, 2025, the Fund repositioned to shift its focus from utilizing a passive strategy that seeks investment results that correspond generally, before fees and expenses, to the performance of the Fund’s underlying index to an active, systematic strategy designed to select equity securities of small cap growth companies using a proprietary quantitative methodology. Performance prior to May 12, 2025, reflects the Fund’s former strategy, and its performance may have differed if the Fund’s current strategy had been in place.

Updated Prospectus Phone Number	1-800-668-0434
C000173876
Shareholder Report [Line Items]
Fund Name	Janus Henderson Short Duration Income ETF
Class Name	ETF
Trading Symbol	VNLA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Short Duration Income ETF ("Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-668-0434
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Short Duration Income ETF	$24	0.23%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the one-year period ending October 31, 2025, the Janus Henderson Short Duration Income ETF returned 5.64%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 6.16%. Its performance benchmark, the ICE Bofa U.S. 3-Month U.S. Treasury Bill Index, returned 4.34%.

TOP CONTRIBUTORS TO PERFORMANCE

The Fund seeks to generate consistent returns by focusing on higher-quality, shorter-dated credits that tend to offer attractive income generation – or carry – as they near maturity. The period’s gains relative to the ICE BofA U.S. 3-Month Treasury Bill Total Return Index were driven by a combination of carry and the prevalence of falling yields across the front end of global yield curves during the period.

TOP DETRACTORS FROM PERFORMANCE

The Fund utilizes derivatives in an attempt to dampen the risk posed by interest rate volatility. While these positions, in aggregate, ultimately contributed to performance, certain hedges generated modestly negative returns given the period’s decline in interest rates. The Fund also utilizes foreign currency exchange contracts to hedge foreign currency exposures back to the Fund's base currency; these positions detracted from performance during the period.

Line Graph [Table Text Block]
	Janus Henderson Short Duration Income ETF - NAV 13,114	Bloomberg U.S. Aggregate Bond Index - $11,773	ICE BofA U.S. 3-Month U.S. Treasury Bill Index - $12,297	FTSE 3-Month U.S. Treasury Bill Index - $12,353
11/16/16	10,000	10,000	10,000	10,000
10/17	10,186.65	10,271.479251	10,073.215331	10,069.370485
10/18	10,376.38	10,060.560712	10,242.06593	10,237.186873
10/19	10,786.42	11,218.464946	10,488.381674	10,477.323269
10/20	11,108.94	11,912.586148	10,584.493961	10,567.168934
10/21	11,125.76	11,855.645095	10,590.348297	10,572.866091
10/22	10,994.52	9,996.3820986	10,672.800468	10,665.832706
10/23	11,570.678418	10,031.965529	11,182.31557	11,192.233115
10/24	12,411.217738	11,089.962885	11,784.632731	11,817.748405
10/25	13,113.617864	11,773.008606	12,296.663029	12,352.883684

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	Since Inception (11/16/16)
Janus Henderson Short Duration Income ETF - NAV	5.64%	3.37%	3.07%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.84%
ICE BofA U.S. 3-Month U.S. Treasury Bill Index	4.34%	3.04%	2.33%
FTSE 3-Month U.S. Treasury Bill IndexFootnote Reference^	4.53%	3.17%	2.39%

Performance Inception Date	Nov. 16, 2016
AssetsNet	$ 2,779,000,000
Holdings Count | Holding	290
Advisory Fees Paid, Amount	$ 5,800,000
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net assets (Millions)	$2,779
Number of portfolio holdingsFootnote Reference#	290
Total investment advisory fee paid (Millions)	$5.8
Portfolio turnover rate	45%
Weighted average maturity	1.74 Years
Effective duration	0.63 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Holdings [Text Block]
Corporate Bonds	74.8
Asset-Backed Securities	8.5
Mortgage-Backed Securities	6.5
Commercial Paper	6.5
Foreign Government Bonds	1.6
Exchange Traded Funds	1.0
Investment Companies	0.1
Purchased Swaptions	0.0
Others	1.0
Aaa	5.68
AA	1.85
AA-	1.26
A+	8.71
A	3.01
A-	17.04
BBB+	16.71
BBB	21.90
BBB-	16.14
Derivatives	0.01
Other	7.69

Material Fund Change [Text Block]

What material changes have occurred since the beginning of the fiscal year?

Effective October 7, 2025, the Fund's investment objective, principal investment strategy, and performance benchmark index changed. The benchmark index changed from the FTSE 3-Month U.S. Treasury Bill Index to the ICE BofA U.S. 3-Month Treasury Bill Total Return Index. Performance prior to October 7, 2025, reflects the Fund's former objective, strategy, and benchmark, and its performance may have differed if the current objective, strategy, and benchmark had been in place.

Updated Prospectus Phone Number	1-800-668-0434
C000204446
Shareholder Report [Line Items]
Fund Name	Janus Henderson Mortgage-Backed Securities ETF
Class Name	ETF
Trading Symbol	JMBS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Mortgage-Backed Securities ETF ("Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-668-0434
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Mortgage-Backed Securities ETF	$22	0.21%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the one-year period ending October 31, 2025, the Janus Henderson Mortgage-Backed Securities ETF returned 7.56%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 6.16%. Its performance benchmark, the Bloomberg U.S. MBS Index, returned 7.32%.

TOP CONTRIBUTORS TO PERFORMANCE

Mortgage-backed securities (MBS) benefited from falling yields, a re-steepening of the yield curve, and declining interest rate volatility during the period. MBS spreads also tightened on the back of stronger technicals, healthy economic data, and positive investor sentiment. Security selection within agency MBS contributed to returns relative to the Bloomberg U.S. MBS Index. We continued to focus on borrower stories within specified mortgage pools, as we aim to acquire mortgages offering attractive yields without elevated levels of prepayment risk.

TOP DETRACTORS FROM PERFORMANCE

Overall yield curve exposure detracted from returns relative to the Bloomberg U.S. MBS Index. An allocation to non-agency mortgages with strong fundamentals also detracted as the sector underperformed agency MBS. The Fund employed derivatives – futures, swaps, and to-be-announced (TBA) sales commitments – to manage and hedge portfolio risk, including interest rate risk, and to manage duration. Overall, the use of derivatives detracted from relative returns.

Line Graph [Table Text Block]
	Janus Henderson Mortgage-Backed Securities ETF - NAV 11,765	Bloomberg U.S. Aggregate Bond Index - $11,587	Bloomberg U.S. Mortgage Backed Securities (MBS) Index - $11,243
9/12/18	10,000	10,000	10,000
10/18	9,906	9,901.5973364	9,916.5702947
10/19	10,802.384632	11,041.205933	10,795.860655
10/20	11,411.963258	11,724.359571	11,222.005935
10/21	11,512.112259	11,668.318223	11,157.075911
10/22	9,798.0524017	9,838.4327866	9,478.5330139
10/23	9,742.2374787	9,873.4539755	9,400.6183976
10/24	10,934.032971	10,914.734289	10,475.886946
10/25	11,765.286448	11,586.987445	11,242.649167

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	Since Inception (9/12/18)
Janus Henderson Mortgage-Backed Securities ETF - NAV	7.56%	0.61%	2.30%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	2.09%
Bloomberg U.S. Mortgage Backed Securities (MBS) Index	7.32%	0.04%	1.66%

Performance Inception Date	Sep. 12, 2018
AssetsNet	$ 6,665,000,000
Holdings Count | Holding	596
Advisory Fees Paid, Amount	$ 11,600,000
InvestmentCompanyPortfolioTurnover	102.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net assets (Millions)	$6,665
Number of portfolio holdingsFootnote Reference#	596
Total investment advisory fee paid (Millions)	$11.6
Portfolio turnover rate	102%
Weighted average maturity	8.86 Years
Effective duration	6.62 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Holdings [Text Block]
Mortgage-Backed Securities	159.8
Asset-Backed Securities	7.5
Investment Companies	1.3
Corporate Bond	0.1
Investments Purchased with Cash Collateral from Securities Lending	0.0
Others	(68.7)
Aaa	11.99
Aa	104.33
A	3.61
Baa	2.80
Ba	0.33
B	0.56
Caa	0.04
Other	(23.66)

Material Fund Change [Text Block]

What material changes have occurred since the beginning of the fiscal year?

Effective February 28, 2025, the Fund's contractual limit on total annual operating expense changed from 0.23% to 0.22%. The cap excludes distribution fees, brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses, and other extraordinary expenses.

Updated Prospectus Phone Number	1-800-668-0434
C000222294
Shareholder Report [Line Items]
Fund Name	Janus Henderson AAA CLO ETF
Class Name	ETF
Trading Symbol	JAAA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson AAA CLO ETF ("Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-668-0434
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson AAA CLO ETF	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the one-year period ending October 31, 2025, the Janus Henderson AAA CLO ETF returned 5.54%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 6.16%. Its performance benchmark, the J.P. Morgan CLOIE AAA Index, returned 5.64%.

TOP CONTRIBUTORS TO PERFORMANCE

As yields fell on the back of cooling inflation and a resumption in the Federal Reserve’s (Fed) rate-cutting cycle, the Fund’s slightly longer duration aided returns versus the J.P. Morgan CLOIE AAA Index. Spreads on AAA collateralized loan obligations (CLOs) continued to tighten as investor sentiment remained upbeat amid robust corporate profitability, expected Fed easing, and economic growth supported by artificial intelligence (AI)-driven investments and tax cuts. While spreads within AAA CLOs are trading around their cyclical tight levels, we consider the sector attractively priced relative to corporate bonds. Robust demand technicals – driven by attractive overall yields and money flows into CLOs – also contributed to spreads narrowing.

TOP DETRACTORS FROM PERFORMANCE

Security selection within AAA rated CLOs weighed on returns relative to the J.P. Morgan CLOIE AAA Index. An overweight to the highest-quality CLO managers detracted as lower-rated managers rallied amid the risk-on trade. A small cash balance, typically used for transactional needs within the portfolio, detracted as risk assets outperformed cash.

Line Graph [Table Text Block]
	Janus Henderson AAA CLO ETF - NAV 12,491	Bloomberg U.S. Aggregate Bond Index - $9,837	J.P. Morgan CLOIE AAA Index - $12,585
10/16/20	10,000	10,000	10,000
10/20	9,958	9,953.921558	9,979.0327346
10/21	10,210.019764	9,906.3427394	10,222.925878
10/22	10,061.327479	8,352.7793241	10,130.91479
10/23	10,947.327335	8,382.5121351	11,050.803336
10/24	11,833.344422	9,266.5538172	11,912.925899
10/25	12,490.962267	9,837.2933226	12,584.631136

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	Since Inception (10/16/20)
Janus Henderson AAA CLO ETF - NAV	5.54%	4.64%	4.51%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	-0.32%
J.P. Morgan CLOIE AAA Index	5.64%	4.75%	4.67%

Performance Inception Date	Oct. 16, 2020
AssetsNet	$ 25,207,000,000
Holdings Count | Holding	478
Advisory Fees Paid, Amount	$ 41,900,000
InvestmentCompanyPortfolioTurnover	94.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net assets (Millions)	$25,207
Number of portfolio holdings	478
Total investment advisory fee paid (Millions)	$41.9
Portfolio turnover rate	94%
Weighted average maturity	4.66 Years
Effective duration	0.24 Years

Holdings [Text Block]
Collateralized Loan Obligations	100.4
Investment Companies	0.8
Others	(1.2)
Aaa	101.35
Other	(1.35)

Material Fund Change [Text Block]

What material changes have occurred since the beginning of the fiscal year?

Effective February 28, 2025, the Fund's contractual limit on total annual operating expense changed from 0.21% to 0.20%. The cap excludes distribution fees, brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses, and other extraordinary expenses.

Updated Prospectus Phone Number	1-800-668-0434
C000227173
Shareholder Report [Line Items]
Fund Name	Janus Henderson U.S. Real Estate ETF
Class Name	ETF
Trading Symbol	JRE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson U.S. Real Estate ETF ("Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.
Additional Information Phone Number	1-800-668-0434
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson U.S. Real Estate ETF	$65	0.65%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the one-year period ending October 31, 2025, the Janus Henderson U.S. Real Estate ETF returned -0.76%. Its broad-based benchmark, the Russell 3000® Index, returned 20.81%. Its performance benchmark, the FTSE Nareit Equity REITs Index, returned -0.68%.

TOP CONTRIBUTORS TO PERFORMANCE

Stock selection in data center REITs contributed to returns relative to the FTSE NAREIT Equity REITs Index. Data center owners such as Digital Realty have experienced strong leasing trends tied to the buildout of artificial intelligence. Healthcare REIT Ventas, another contributor, reported robust financial results as favorable demographic trends have driven demand for its senior living properties. CBRE Group also contributed. The real estate services company has demonstrated strong business resilience in a fluctuating real estate market, supported by improved leasing transaction activity.

TOP DETRACTORS FROM PERFORMANCE

Stock selection among multi-family residential REITs detracted from returns relative to the FTSE NAREIT Equity REITs Index. This was due in part to a position in AvalonBay Communities, which owns multi-family residential properties in suburban markets. The stock underperformed on concerns that leasing trends may slow in a less certain economic environment. Lineage, another detractor, owns temperature-controlled warehouses. The stock declined as macroeconomic uncertainty pressured its leasing outlook. An underweight in Welltower also weighed on performance as shares of this healthcare REIT rose on expectations for continued strong fundamentals for its senior housing properties.

Line Graph [Table Text Block]
	Janus Henderson U.S. Real Estate ETF - NAV 10,734	Russell 3000® Index - $16,260	FTSE Nareit Equity REITs Index - $11,165
6/22/21	10,000	10,000	10,000
10/21	10,790.260133	10,790.65454	10,740.448974
10/22	8,755.9953723	9,008.2810433	8,752.3400913
10/23	8,213.8644764	9,763.1872377	8,218.0844807
10/24	10,816.463616	13,459.060283	11,242.266585
10/25	10,734.000716	16,260.230236	11,165.392298

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 year	Since Inception (6/22/21)
Janus Henderson U.S. Real Estate ETF - NAV	-0.76%	1.64%
Russell 3000® Index	20.81%	11.80%
FTSE Nareit Equity REITs Index	-0.68%	2.56%

Performance Inception Date	Jun. 22, 2021
AssetsNet	$ 4,000,000
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 200,000
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net assets (Millions)	$4
Number of portfolio holdings	25
Total investment advisory fee paid (Millions)	$0.2
Portfolio turnover rate	65%

Holdings [Text Block]
Equinix, Inc.	10.2
Prologis, Inc.	9.7
Welltower, Inc.	7.9
Digital Realty Trust, Inc.	6.8
Public Storage	6.3
Common Stocks	99.7
Investments Purchased with Cash Collateral from Securities Lending	8.8
Others	(8.5)

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-668-0434
C000230327
Shareholder Report [Line Items]
Fund Name	Janus Henderson Corporate Bond ETF
Class Name	ETF
Trading Symbol	JLQD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Corporate Bond ETF ("Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-668-0434
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Corporate Bond ETF	$29	0.28%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the one-year period ending October 31, 2025, the Janus Henderson Corporate Bond ETF returned 6.73%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 6.16%. Its performance benchmark, the Bloomberg U.S. Corporate Bond Index, returned 6.62%.

TOP CONTRIBUTORS TO PERFORMANCE

Security selection within corporate investment-grade holdings, particularly within BBB rated securities, was the key contributor to returns relative to the Bloomberg U.S. Corporate Bond Index. On an industry basis, security selection within technology and media entertainment contributed. Notable individual issuers included Electronic Arts and Sun Communities. Out-of-index allocations to high-yield corporate bonds and government-related securities also aided results as spreads in risk assets tightened.

TOP DETRACTORS FROM PERFORMANCE

Overall yield curve positioning, including the use of futures contracts to help with risk, duration, and yield-curve management, detracted from returns relative to the Bloomberg U.S. Corporate Bond Index; the Fund was underweight duration through the first half of 2025 when yields were generally falling. An out-of-index allocation to asset-backed securities also weighed on results. On an industry level, exposure to home construction and automotive hindered performance. Individual issuers Warner Bros Discovery and General Motors also detracted.

Line Graph [Table Text Block]
	Janus Henderson Corporate Bond ETF - NAV 10,017	Bloomberg U.S. Aggregate Bond Index - $9,855	Bloomberg U.S. Corporate Bond Index - $9,957
9/8/21	10,000	10,000	10,000
10/21	9,912	9,924.6696874	9,942.6415531
10/22	8,021.030996	8,368.2321463	7,996.7846431
10/23	8,127.4741482	8,398.0199636	8,218.4234771
10/24	9,383.4997725	9,283.697142	9,338.6675135
10/25	10,017.045191	9,855.4925277	9,956.7731878

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 year	Since Inception (9/8/21)
Janus Henderson Corporate Bond ETF - NAV	6.73%	0.04%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.35%
Bloomberg U.S. Corporate Bond Index	6.62%	-0.10%

Performance Inception Date	Sep. 08, 2021
AssetsNet	$ 25,000,000
Holdings Count | Holding	153
Advisory Fees Paid, Amount	$ 100,000
InvestmentCompanyPortfolioTurnover	185.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net assets (Millions)	$25
Number of portfolio holdingsFootnote Reference#	153
Total investment advisory fee paid (Millions)	$0.1
Portfolio turnover rate	185%
Weighted average maturity	8.72 Years
Effective duration	7.08 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Holdings [Text Block]
Corporate Bonds	88.5
Investments Purchased with Cash Collateral from Securities Lending	7.2
Exchange Traded Funds	5.0
Investment Companies	2.4
Asset-Backed Securities	1.6
Bank Loans	0.9
Foreign Government Bonds	0.7
Others	(6.3)
Aaa	1.96
Aa	2.56
A	16.62
Baa	61.91
Ba	10.86
B	3.71
Other	2.38

Material Fund Change [Text Block]

What material changes have occurred since the beginning of the fiscal year?

Effective May 1, 2025, the Fund’s contractual limit on total annual operating expenses is 0.20%. The cap excludes distribution fees, brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses, and other extraordinary expenses.

Updated Prospectus Phone Number	1-800-668-0434
C000232781
Shareholder Report [Line Items]
Fund Name	Janus Henderson B-BBB CLO ETF
Class Name	ETF
Trading Symbol	JBBB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson B-BBB CLO ETF ("Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.
Additional Information Phone Number	1-800-668-0434
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson B-BBB CLO ETF	$47	0.46%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the one-year period ending October 31, 2025, the Janus Henderson B-BBB CLO ETF returned 5.58%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 6.16%. Its performance benchmark, the J.P. Morgan CLO BBB Index, returned 7.50%.

TOP CONTRIBUTORS TO PERFORMANCE

The Fund’s slightly longer duration contributed to returns relative to the J.P. Morgan CLO BBB Index as yields fell on the back of cooling inflation and a resumption in the Federal Reserve’s (Fed) rate-cutting cycle.

TOP DETRACTORS FROM PERFORMANCE

Security selection within BBB rated collateralized loan obligations (CLOs) resulted in underperformance relative to the J.P. Morgan CLO BBB Index. BBB CLO spreads generally tightened over the period as investor sentiment remained upbeat amid robust corporate profitability, expected Fed easing, and economic growth supported by artificial intelligence (AI)-driven investments and tax cuts. While spreads within BBB CLOs are trading near their cyclical tight levels, we consider the sector attractively priced relative to corporate bonds. Robust demand technicals – driven by attractive overall yields and money flows into CLOs – also contributed to spread narrowing. An overweight to the higher-quality CLO managers detracted as lower-rated managers rallied amid the period’s risk-on trade. Small allocations to AAA and BB rated CLOs also detracted.

Line Graph [Table Text Block]
	Janus Henderson B-BBB CLO ETF - NAV 12,583	Bloomberg U.S. Aggregate Bond Index - $10,072	JP Morgan CLO BBB Index - $13,487
1/11/22	10,000	10,000	10,000
10/22	9,005.6285401	8,552.1713107	9,198.256041
10/23	10,450.931648	8,582.6138835	10,867.999862
10/24	11,913.263452	9,487.7588201	12,545.414046
10/25	12,583.043978	10,072.122639	13,486.692433

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 year	Since Inception (1/11/22)
Janus Henderson B-BBB CLO ETF - NAV	5.58%	6.23%
Bloomberg U.S. Aggregate Bond Index	6.16%	0.19%
JP Morgan CLO BBB Index	7.50%	8.18%

Performance Inception Date	Jan. 11, 2022
AssetsNet	$ 1,283,000,000
Holdings Count | Holding	227
Advisory Fees Paid, Amount	$ 6,800,000
InvestmentCompanyPortfolioTurnover	97.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net assets (Millions)	$1,283
Number of portfolio holdings	227
Total investment advisory fee paid (Millions)	$6.8
Portfolio turnover rate	97%
Weighted average maturity	7.56 Years
Effective duration	0.28 Years

Holdings [Text Block]
Collateralized Loan Obligations	98.5
Investment Companies	3.1
Others	(1.6)
Baa	97.56
Ba	1.73
Other	0.71

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-668-0434
C000246278
Shareholder Report [Line Items]
Fund Name	Janus Henderson Securitized Income ETF
Class Name	ETF
Trading Symbol	JSI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Securitized Income ETF ("Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.
Additional Information Phone Number	1-800-668-0434
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Securitized Income ETF	$50	0.48%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the one-year period ending October 31, 2025, the Janus Henderson Securitized Income ETF returned 6.50%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 6.16%. Its performance benchmark, the ICE BofA U.S. ABS & CMBS Index, returned 6.34%.

TOP CONTRIBUTORS TO PERFORMANCE

An overweight to credit spread risk contributed amid broad tightening in credit spreads. Investor sentiment remained upbeat due to robust corporate profitability, expected easing by the Federal Reserve, and economic growth supported by artificial intelligence (AI)-driven investments and tax cuts. Security selection decisions contributed to returns relative to the ICE BofA U.S. ABS & CMBS Index. Notably, security selection within commercial mortgage-backed securities and non-agency mortgages were the main contributors. The Fund employed “to be announced” or “TBA” sales commitments to purchase yet-to-be issued mortgage-backed securities at a fixed price, which also aided portfolio performance.

TOP DETRACTORS FROM PERFORMANCE

Asset allocation decisions detracted from returns compared to the ICE BofA U.S. ABS & CMBS Index. An out-of-index allocation to agency mortgage-backed securities detracted, as did security selection within asset-backed securities (ABS). Security selection within ABS detracted due to the Fund’s exposure to auto ABS issued by Tricolor Auto, which filed for Chapter 7 bankruptcy liquidation in September following alleged fraud. While the Fund did not own any Tricolor debt, ABS previously originated by Tricolor experienced price volatility, despite being housed in special purpose vehicles and, therefore, being bankruptcy remote from the issuer.

Line Graph [Table Text Block]
	Janus Henderson Securitized Income ETF - NAV 11,683	Bloomberg U.S. Aggregate Bond Index $11,429	ICE BofA U.S. ABS & CMBS Index $11,536
11/8/23	10,000	10,000	10,000
1/24	10,435.447046	10,540.861955	10,412.22379
4/24	10,425.969693	10,222.987894	10,383.999784
7/24	10,825.83243	10,739.85113	10,722.417346
10/24	10,965.434919	10,766.266999	10,847.667011
1/25	11,194.281445	10,758.813372	10,987.659887
4/25	11,378.053283	11,042.893575	11,207.635811
7/25	11,567.11734	11,103.045534	11,319.179249
10/25	11,683.083053	11,429.375855	11,535.68353

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 year	Since Inception (11/8/23)
Janus Henderson Securitized Income ETF - NAV	6.50%	8.17%
Bloomberg U.S. Aggregate Bond Index	6.16%	6.98%
ICE BofA U.S. ABS & CMBS Index	6.34%	7.48%

Performance Inception Date	Nov. 08, 2023
AssetsNet	$ 1,287,000,000
Holdings Count | Holding	483
Advisory Fees Paid, Amount	$ 3,800,000
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net assets (Millions)	$1,287
Number of portfolio holdingsFootnote Reference#	483
Total investment advisory fee paid (Millions)	$3.8
Portfolio turnover rate	60%
Weighted average maturity	3.38 Years
Effective duration	2.44 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Holdings [Text Block]
Mortgage-Backed Securities	82.7
Asset-Backed Securities	39.8
Investment Companies	5.4
Collateralized Loan Obligations	1.6
Corporate Bonds	0.9
Common Stocks	0.2
Investments Purchased with Cash Collateral from Securities Lending	0.1
Others	(30.7)
Aaa	23.56
Aa	22.30
A	16.33
Baa	24.85
Ba	9.31
B	3.53
Caa	0.25
Equities	0.17
Other	(0.30)

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-668-0434
C000251866
Shareholder Report [Line Items]
Fund Name	Janus Henderson Emerging Markets Debt Hard Currency ETF
Class Name	ETF
Trading Symbol	JEMB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Emerging Markets Debt Hard Currency ETF ("Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.
Additional Information Phone Number	1-800-668-0434
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Emerging Markets Debt Hard Currency ETF	$55	0.52%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the one-year period ending October 31, 2025, the Janus Henderson Emerging Markets Debt Hard Currency ETF returned 12.90%. Its broad-based benchmark, the Bloomberg Global Aggregate Bond Index, returned 5.69%. Its performance benchmark, the J.P. Morgan EMBI Global Core Index, returned 12.37%.

TOP CONTRIBUTORS TO PERFORMANCE

For the period under review, overall sovereign credit spreads tightened by 65 basis points at the market level, as measured by the J.P. Morgan EMBI Global Core Index. As a result, a moderate overweight position in credit spread risk aided returns relative to the J.P. Morgan EMBI Global Core Index. However, the major contributors were country allocation and security selection, with the latter by far the largest. In terms of country allocation, overweight positions in EL Salvador, Zambia, Tunisia and Ghana, and underweight allocations to Indonesia and Brazil were beneficial. On the security selection side, the Fund benefited from bond picking in Ghana, Mexico, Ukraine and the Ivory Coast.

TOP DETRACTORS FROM PERFORMANCE

Detractors from returns relative to the J.P. Morgan EMBI Global Core Index included overweight positions in Senegal and Cameroon and underweight allocations to Lebanon and Panama. Security selection in Zambia, Argentina and El Salvador also detracted from relative performance. Meanwhile, duration and yield curve effects, mainly stemming from the Fund’s use of bond futures to manage interest rate risk, were a modest detractor.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 year	Since Inception (8/13/24)
Janus Henderson Emerging Markets Debt Hard Currency ETF - NAV	12.90%	12.64%
Bloomberg Global Aggregate Bond Index	5.69%	3.77%
JPM EMBI Global Core Index	12.37%	11.37%

Performance Inception Date	Aug. 13, 2024
AssetsNet	$ 425,000,000
Holdings Count | Holding	313
Advisory Fees Paid, Amount	$ 1,500,000
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net assets (Millions)	$425
Number of portfolio holdingsFootnote Reference#	313
Total investment advisory fee paid (Millions)	$1.5
Portfolio turnover rate	53%
Weighted average maturity	9.56 Years
Effective duration	7.02 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Holdings [Text Block]
Foreign Government Bonds	79.9
Corporate Bonds	13.3
Investment Companies	4.6
Others	2.2
Aa	4.13
A	8.29
Baa	19.26
Ba	34.66
B	13.61
Caa	11.94
C	0.81
D	0.13
Other	7.17
Mexico	6.1
Turkey	5.5
United States	4.7
Dominican Republic	4.6
Saudi Arabia	4.5

Updated Prospectus Phone Number	1-800-668-0434
C000253667
Shareholder Report [Line Items]
Fund Name	Janus Henderson Mid Cap Growth Alpha ETF
Class Name	ETF
Trading Symbol	JMID
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Mid Cap Growth Alpha ETF ("Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.
Additional Information Phone Number	1-800-668-0434
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Mid Cap Growth Alpha ETF	$32	0.30%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the one-year period ending October 31, 2025, the Janus Henderson Mid Cap Growth Alpha ETF returned 15.01%. Its broad-based benchmark, the Russell 3000® Index, returned 20.81%. Its performance benchmark, the Russell Midcap Growth Index, returned 19.59%.

TOP CONTRIBUTORS TO PERFORMANCE

Stock selection and an underweight in the energy sector contributed to returns relative to the Russell Midcap Growth Index. Stock selection in the consumer discretionary sector was also beneficial. Among individual holdings, relative contributors included technology company Palantir Technologies. The technology company has signed sizable contracts with government and military enterprises seeking to capitalize on its artificial intelligence (AI) platforms. This has resulted in strong financial performance. Vertiv Holdings, another contributor, designs and services power and cooling systems for data centers. It has experienced very strong demand for its solutions, bolstered by strategic partnerships with companies such as NVIDIA.

TOP DETRACTORS FROM PERFORMANCE

Stock selection in the information technology and financials sectors detracted from returns relative to the Russell Midcap Growth Index. Relative performance was hindered by the portfolio’s underweight positions in several stocks that were strong performers for the benchmark. These included an underweight position in information technology company Cloudflare, which has experienced growing demand for its data security, networking, and edge computing solutions. The portfolio was also underweight in Roblox, which has delivered strong revenue growth tied to an AI-enabled digital ecosystem that targets major industry verticals. Both stocks were strong performers for the Index.

Line Graph [Table Text Block]
	Janus Henderson Mid Cap Growth Alpha ETF - NAV 11,952	Russell 3000® Index $12,259	Russell Midcap Growth Index $12,431
9/17/24	10,000	10,000	10,000
10/24	10,392	10,147.072817	10,394.139119
1/25	11,739.629099	10,822.510065	11,752.208728
4/25	10,348.627178	9,928.8611191	10,605.446262
7/25	11,892.415319	11,338.931297	12,374.819997
10/25	11,952.03294	12,258.934632	12,430.695827

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 year	Since Inception (9/17/24)
Janus Henderson Mid Cap Growth Alpha ETF - NAV	15.01%	17.25%
Russell 3000® Index	20.81%	19.95%
Russell Midcap Growth Index	19.59%	21.45%

Performance Inception Date	Sep. 17, 2024
AssetsNet	$ 25,000,000
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 100,000
InvestmentCompanyPortfolioTurnover	213.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net assets (Millions)	$25
Number of portfolio holdings	82
Total investment advisory fee paid (Millions)	$0.1
Portfolio turnover rate	213%

Holdings [Text Block]
Cencora, Inc.	4.2
Vertiv Holdings Co.	3.5
Royal Caribbean Cruises Ltd.	3.1
Ameriprise Financial, Inc.	2.9
Howmet Aerospace, Inc.	2.7
Common Stocks	100.0
Investment Companies	0.0
Others	0.0

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-668-0434
C000255137
Shareholder Report [Line Items]
Fund Name	Janus Henderson Income ETF
Class Name	ETF
Trading Symbol	JIII
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Income ETF ("Fund") for the period of November 12, 2024 (inception) to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.
Additional Information Phone Number	1-800-668-0434
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Janus Henderson Income ETF	$50	0.50%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operations for the full period.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.50%
Expenses Short Period Footnote [Text Block]	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operations for the full period.
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the period from inception to October 31, 2025, the Janus Henderson Income ETF  returned 7.46%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 6.56%.

TOP CONTRIBUTORS TO PERFORMANCE

From inception on November 12, 2024 through October 31, 2025, an overweight allocation to credit spread risk was the key contributor to returns relative to the Bloomberg U.S. Aggregate Bond Index. Spreads tightened on robust corporate profitability, expected easing by the Federal Reserve (Fed), and economic growth fueled, in part, by Artificial Intelligence (AI)-driven investments. Specifically, overweight exposure to high-yield corporate bonds, non-agency mortgage-backed securities, collateralized loan obligations, and leveraged loans aided performance. Security selection within investment-grade corporate bonds and commercial mortgage-backed securities also helped, as did an underweight to Treasuries.

TOP DETRACTORS FROM PERFORMANCE

For the since inception period, security selection within agency mortgage-backed securities and asset-backed securities detracted from returns relative to the Bloomberg U.S. Aggregate Bond Index. The Fund’s positioning on the short end of the yield curve also weighed on results as Treasury rates ended the period lower. In our view, this short-duration positioning may better shield the portfolio from increases in term premiums on the long end due to potential concerns surrounding Fed independence, large and continued fiscal deficit spending, and tariff effects, with the Fed seemingly willing to let inflation run higher than target.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Janus Henderson Income ETF - NAV 10,746	Bloomberg U.S. Aggregate Bond Index $10,656
11/12/24	10,000	10,000
11/24	10,086	10,144.04
12/24	10,048.39	9,978.0267924
1/25	10,140.79	10,030.962041
2/25	10,276.09	10,251.661122
3/25	10,215.52	10,255.518917
4/25	10,208.7	10,295.823753
5/25	10,292.76	10,222.104817
6/25	10,457.06	10,379.283625
7/25	10,492.73	10,351.906334
8/25	10,648.12	10,475.719591
9/25	10,688.04	10,589.997012
10/25	10,745.97	10,656.159875

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	Since Inception (11/12/24)
Janus Henderson Income ETF - NAV	7.46%
Bloomberg U.S. Aggregate Bond Index	6.56%

Performance Inception Date	Nov. 12, 2024
AssetsNet	$ 145,000,000
Holdings Count | Holding	377
Advisory Fees Paid, Amount	$ 500,000
InvestmentCompanyPortfolioTurnover	126.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net assets (Millions)	$145
Number of portfolio holdingsFootnote Reference#	377
Total investment advisory fee paid (Millions)	$0.5
Portfolio turnover rate	126%
Weighted average maturity	6.47 Years
Effective duration	3.87 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Holdings [Text Block]
Mortgage-Backed Securities	45.8
Corporate Bonds	34.0
Bank Loans	15.1
Asset-Backed Securities	13.5
Collateralized Loan Obligations	6.2
Exchange Traded Funds	4.7
Investment Companies	2.2
Investments Purchased with Cash Collateral from Securities Lending	1.8
Common Stocks	1.4
Convertible Bonds	0.5
Others	(25.2)
Aaa	7.15
Aa	22.98
A	6.18
Baa	17.03
Ba	23.70
B	31.74
Caa	2.46
Equities	1.41
Other	(12.65)

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-668-0434
C000256831
Shareholder Report [Line Items]
Fund Name	Janus Henderson Transformational Growth ETF
Class Name	ETF
Trading Symbol	JXX
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Transformational Growth ETF ("Fund") for the period of February 4, 2025 (inception) to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.
Additional Information Phone Number	1-800-668-0434
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Janus Henderson Transformational Growth ETF	$45	0.57%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operations for the full period.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.57%
Expenses Short Period Footnote [Text Block]	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operations for the full period.
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the period from inception to October 31, 2025, the Janus Henderson Transformational Growth ETF returned 13.70%. Its broad-based benchmark, the S&P 500® Index, returned 14.38%. Its performance benchmark, the Russell 1000® Growth Index, returned 18.99%.

TOP CONTRIBUTORS TO PERFORMANCE

From Fund inception on February 4, 2025 through October 31, 2025, top contributors relative to the Russell 1000 Growth Index included Oracle and Taiwan Semiconductor Manufacturing. Information technology company Oracle has emerged as a leading hyperscaler in the artificial intelligence (AI) ecosystem. It has delivered strong financial results and exceptional forward guidance. Taiwan Semiconductor Manufacturing is a leading supplier of graphic processing units that are integral to AI. The company reported robust earnings growth and positive guidance, aiding its stock performance.

TOP DETRACTORS FROM PERFORMANCE

For the period February 4, 2025 through October 31, 2025, performance relative to the Russell 1000 Growth Index was hindered by an investment in Vaxcyte. The biotechnology company is developing a revolutionary pneumococcal conjugate vaccine that targets the pneumonia-causing pneumococcal bacteria. Shares declined after clinical trial results raised concerns that the vaccine may not meet the market’s elevated expectations. Chipotle Mexican Grill was another detractor. Shares declined after the fast casual restaurant chain reported two consecutive quarters of disappointing same-store sales, leading to disappointing earnings and guidance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Janus Henderson Transformational Growth ETF - NAV 11,370	S&P 500® Index $11,438	Russell 1000® Growth Index $11,899
2/4/25	10,000	10,000	10,000
2/25	9,736	9,873.19	9,628.09
3/25	8,723.2128	9,316.8922683	8,817.0238923
4/25	8,843.2570128	9,253.7150433	8,973.1800907
5/25	9,443.4780771	9,836.1874197	9,767.1326031
6/25	10,345.313027	10,336.383566	10,389.85387
7/25	10,561.424015	10,568.362874	10,782.09355
8/25	10,649.469232	10,782.599532	10,902.635361
9/25	11,245.775476	11,176.165479	11,481.817406
10/25	11,369.84	11,437.839782	11,898.89549

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	Since Inception (2/4/25)
Janus Henderson Transformational Growth ETF - NAV	13.70%
S&P 500® Index	14.38%
Russell 1000® Growth Index	18.99%

Performance Inception Date	Feb. 04, 2025
AssetsNet	$ 34,000,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 100,000
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net assets (Millions)	$34
Number of portfolio holdings	26
Total investment advisory fee paid (Millions)	$0.1
Portfolio turnover rate	31%

Holdings [Text Block]
Oracle Corp.	9.6
Taiwan Semiconductor Manufacturing Co. Ltd.	9.5
Amazon.com, Inc.	9.5
Broadcom, Inc.	9.2
Madrigal Pharmaceuticals, Inc.	4.6
Common Stocks	99.8
Investment Companies	0.2
Others	0.0

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-668-0434
C000262100
Shareholder Report [Line Items]
Fund Name	Janus Henderson Asset-Backed Securities ETF
Class Name	ETF
Trading Symbol	JABS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Asset-Backed Securities ETF ("Fund") for the period of July 22, 2025 (inception) to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.
Additional Information Phone Number	1-800-668-0434
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Janus Henderson Asset-Backed Securities ETF	$9	0.32%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operations for the full period.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.32%
Expenses Short Period Footnote [Text Block]	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operations for the full period.
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the period from inception to October 31, 2025, the Janus Henderson Asset-Backed Securities ETF returned 1.26%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.96%. Its performance benchmark, the ICE BofA U.S. Fixed & Floating Rate Asset Backed Securities Index, returned 1.56%.

TOP CONTRIBUTORS TO PERFORMANCE

For the period from inception on July 22, 2025 to October 31, 2025, overall yield curve exposure contributed to returns relative to the ICE BofA U.S. Fixed & Floating Rate Asset Backed Securities Index. Asset allocation decisions also helped performance, with out-of-index exposure to collateralized loan obligations and commercial mortgage-backed securities being notable contributors. Security selection within an allocation to non-agency mortgage-backed securities also aided results.

TOP DETRACTORS FROM PERFORMANCE

For the since inception period, security selection within asset-backed securities (ABS) detracted from returns relative to the ICE BofA U.S. Fixed & Floating Rate Asset Backed Securities Index. Specifically, security selection within auto ABS detracted, largely due to the Fund’s exposure to auto ABS issued by Tricolor Auto. Tricolor filed for Chapter 7 bankruptcy liquidation in September following alleged fraud. While the Fund did not own any Tricolor debt, ABS previously originated by Tricolor experienced price volatility, despite being housed in special purpose vehicles and, therefore, being bankruptcy remote from the issuer.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	Since Inception (7/22/25)
Janus Henderson Asset-Backed Securities ETF - NAV	1.26%
Bloomberg U.S. Aggregate Bond Index	2.96%
ICE BofA U.S. Fixed & Floating Rate Asset Backed Securities Index	1.56%

Performance Inception Date	Jul. 22, 2025
AssetsNet	$ 132,000,000
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 100,000
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net assets (Millions)	$132
Number of portfolio holdingsFootnote Reference#	95
Total investment advisory fee paid (Millions)	$0.1
Portfolio turnover rate	24%
Weighted average maturity	3.41 Years
Effective duration	2.04 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Holdings [Text Block]
Asset-Backed Securities	85.5
Collateralized Loan Obligations	5.1
Mortgage-Backed Securities	4.7
Exchange Traded Funds	3.7
Investment Companies	0.6
Others	0.4
Aaa	13.90
Aa	11.42
A	71.45
Baa	2.44
B	0.22
Other	0.57

Updated Prospectus Phone Number	1-800-668-0434
C000263100
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Artificial Intelligence ETF
Class Name	ETF
Trading Symbol	JHAI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Artificial Intelligence ETF ("Fund") for the period of August 19, 2025 (inception) to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.
Additional Information Phone Number	1-800-668-0434
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Janus Henderson Global Artificial Intelligence ETF	$13	0.59%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operations for the full period.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.59%
Expenses Short Period Footnote [Text Block]	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operations for the full period.
Factors Affecting Performance [Text Block]

What impacted Fund performance over the reporting period?

For the period from inception to October 31, 2025, the Janus Henderson Global Artificial Intelligence ETF returned 14.34%. Its broad-based benchmark, the S&P 500® Index, returned 6.93%. Its performance benchmark, the 50% MSCI AC World IT/50% MSCI AC World Growth Index, returned 12.77%.

TOP CONTRIBUTORS TO PERFORMANCE

For the period from the Fund’s inception on August 19, 2025, through October 31, 2025, stock selection in the information technology and industrials sectors contributed to performance relative to the blended benchmark, 50% MSCI ACWI Information Technology Index/50% MSCI ACWI Growth Index. Individual contributors included several companies that have benefited from the buildout of the artificial intelligence (AI) ecosystem. Taiwan Semiconductor Manufacturing is a leading supplier of graphic processing units, while Lam Research manufactures specialized deposition and etching tools that are critical to producing the advanced semiconductors needed for AI. Both companies have delivered strong financial performance and revenue guidance.

TOP DETRACTORS FROM PERFORMANCE

Stock selection in the consumer discretionary and financials sectors detracted from performance relative to the blended benchmark, 50% MSCI ACWI Information Technology Index and 50% MSCI ACWI Growth Index, from inception through October 31, 2025. Progressive was a relative detractor in the financials sector. Shares of the insurer declined as investors questioned the sustainability of its policy growth and pricing power in a more competitive landscape. Social media company Meta Platforms was another detractor despite reporting strong third quarter earnings growth. Concerns over the company’s capital spending plans pressured the stock, as Meta has invested aggressively to deploy AI across its platforms.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	Since Inception (8/19/25)
Janus Henderson Global Artificial Intelligence ETF - NAV	14.34%
S&P 500® Index	6.93%
50% MSCI AC World IT/50% MSCI AC World Growth Index	12.77%

Performance Inception Date	Aug. 19, 2025
AssetsNet	$ 15,000,000
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net assets (Millions)	$15
Number of portfolio holdings	51
Total investment advisory fee paid (Millions)	$0
Portfolio turnover rate	14%

Holdings [Text Block]
NVIDIA Corp.	14.5
Taiwan Semiconductor Manufacturing Co. Ltd.	14.4
Broadcom, Inc.	7.2
Microsoft Corp.	6.8
Alphabet, Inc.	4.8
United States	75.4
Taiwan	14.3
Uruguay	2.6
Netherlands	1.3
Israel	1.3

Updated Prospectus Phone Number	1-800-668-0434